Goodwill and Identifiable Intangibles (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning Balance	$ 135.0	$ 136.9
Acquisition	463.4
Translation	(9.0)	(1.9)
Ending Balance	589.4	135.0
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	804.5
Accumulated impairment losses	(215.1)
Goodwill	589.4	135.0
ACCO Brands North America
Goodwill [Roll Forward]
Beginning Balance	77.8	78.0	[1]
Acquisition	318.7
Translation	(0.2)	(0.2)
Ending Balance	396.3	77.8
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	527.2
Accumulated impairment losses	(130.9)
Goodwill	396.3	77.8
ACCO Brands International
Goodwill [Roll Forward]
Beginning Balance	50.4	52.1	[1]
Acquisition	144.7
Translation	(8.8)	(1.7)
Ending Balance	186.3	50.4
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	270.5
Accumulated impairment losses	(84.2)
Goodwill	186.3	50.4
Computer Products Group
Goodwill [Roll Forward]
Beginning Balance	6.8	6.8
Acquisition	0
Translation	0	0
Ending Balance	6.8	6.8
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	6.8
Accumulated impairment losses	0
Goodwill	$ 6.8	$ 6.8

[1]	We implemented certain organizational changes in conjunction with the Merger. Effective as of the second quarter of 2012, our former ACCO Brands Americas segment became ACCO Brands North America as the pre-acquisition Latin America business was moved into the ACCO Brands International segment. Goodwill associated with our legacy ACCO Brands Latin America business is therefore now included in the ACCO Brands International segment.